Revenue - Schedule of Financial Information by Country and Region (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue	€ 620,354	€ 248,738	€ 108,622
Non-current assets	2,983,478	1,741,806	1,104,770
Europe
Revenue
Revenue	356,671	124,565	108,622
Non-current assets	2,900,958	1,653,707	1,018,260
Denmark
Revenue
Revenue	102,466	51,071	5,431
Non-current assets	395,881	491,463	430,878
UK
Revenue
Revenue	131,679	68,511	48,880
Non-current assets	1,158,396	499,070	369,594
Germany
Revenue
Revenue	60,439	0	0
Poland
Revenue
Revenue	58,512	0	0
Cyprus
Revenue
Non-current assets	1,346,002	663,174	217,788
Rest of Europe
Revenue
Revenue	3,575	4,983	54,311
Non-current assets	679	0	0
Americas
Revenue
Revenue	140,612	87,958	0
United States
Revenue
Revenue	140,612	87,958	0
Non-current assets	0	14
Asia
Revenue
Revenue	123,071	36,215	0
Non-current assets	82,520	88,085	86,510
Taiwan
Revenue
Revenue	123,071	36,215	0
Japan
Revenue
Non-current assets	81,780	88,083	86,484
Taiwan
Revenue
Non-current assets	€ 740	€ 2	€ 26